Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Balance Sheet Information	Balance sheet information related to leases at December 31 was as follows:
	2022	2021
Operating leases:
Operating lease right-of-use assets	$1,294	$1,195
Operating lease liabilities	1,294	1,195

Components of Lease Cost	The components of lease cost were as follows for the year ending December 31:
	2022	2021
Operating lease cost	$185	$161
Short-term lease expense	35	36

Maturities of Lease Liabilities
Future undiscounted lease payments for operating leases with initial terms of one year or more as of December 31, 2022 are as follows:
Operating Leases
2023	$173
2024	154
2025	154
2026	140
2027	129
Thereafter	873
Total lease payments	1,623
Less: Imputed Interest	(329)
Total operating leases	$1,294

Other Information
Other information at December 31 was as follows:

	2022	2021

Weighted-average remaining lease term for operating leases	12.1 years	13.7 years
Weighted-average discount rate for operating leases	2.70%	2.29%